Expense Example - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2030 Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Managed Retirement 2030 Fund - Class A
Expense Example:
1 year	$ 645
3 years	795
5 years	958
10 years	1,429
Fidelity Advisor Managed Retirement 2030 Fund - Class I
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	$ 604